Credit risk - Schedule of Average Probability of Default Grade (Details)	Dec. 31, 2025	Dec. 31, 2024
Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.20%	0.30%
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.00%	0.00%
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.70%	0.80%
Credit cards | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	1.00%	1.10%
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	10.70%	12.20%
Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.90%	1.00%
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.20%	0.30%
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	5.20%	5.10%